Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

21. Related Party Transactions

        The Group had the following balances with related parties which have been included in the consolidated statements of financial position:

Dividends receivable and other amounts due from related parties

	As of December 31,
	2017	2018
Dividends receivable from associate (Note 5)	125	885
Due from The Cool Pool Limited	8,186	32,397
Other receivables	355	113

Total	8,666	33,395

        The amount due from The Cool Pool Limited represents outstanding pool distributions.

Current Liabilities

	As of December 31,
	2017	2018
Ship management creditors	993	268
Amounts due to related parties	35	169

        Ship management creditors' liability is comprised of cash collected from Egypt LNG Shipping Ltd. to cover the obligations of its vessel under the Group's management.

        Amounts due to related parties of $169 (December 31, 2017: $35) are expenses paid by a related party on behalf of the Group and payables to other related parties for the office lease and other operating expenses.

        The Group had the following transactions with related parties which have been included in the consolidated statements of profit or loss for the years ended December 31, 2016, 2017 and 2018:

	Company	Details	Statement of income account	2016	2017	2018
(a)	Egypt LNG Shipping Ltd.	Vessel management services	Revenues	(211)	(752)	(703)
(b)	Nea Dimitra Property	Office rent and utilities	General and administrative expenses	754	842	934
(b)	Nea Dimitra Property	Other office services	General and administrative expenses	3	1	—
(c)	Seres S.A.	Catering services	General and administrative expenses	181	281	372
(c)	Seres S.A.	Consultancy services	General and administrative expenses	55	68	56
(d)	Chartwell Management Inc.	Travel expenses	General and administrative expenses	323	111	—
(e)	Ceres Monaco S.A.M.	Professional services	General and administrative expenses	—	159	144
(f)	A.S. Papadimitriou and Partners Law Firm	Professional services	General and administrative expenses	73	15	4
(g)	The Cool Pool Limited	Adjustment for net pool allocation	Net pool allocation	4,674	(7,254)	(17,818)
(h)	Ceres Shipping Ltd.	Travel expenses	General and administrative expenses	—	—	38

(a)

One of the Group's subsidiaries, GasLog LNG Services Ltd. provides vessel management services to Egypt LNG Shipping Ltd., the LNG vessel owning company, in which another subsidiary, GasLog Shipping Company Ltd., holds a 25% ownership interest.

(b)	Through its subsidiary GasLog LNG Services Ltd., the Group leases office space in Piraeus, Greece, from an entity controlled by Ceres Shipping, Nea Dimitra Ktimatikh Kai Emporikh S.A.
(c)

GasLog LNG Services Ltd. has also entered into an agreement with Seres S.A., an entity controlled by the Livanos family, for the latter to provide catering services to the staff based in the Piraeus office. Amounts paid pursuant to the agreement are generally less than Euro 10 per person per day, but are slightly higher on special occasions. In addition, GasLog LNG Services Ltd. has entered into an agreement with Seres S.A. for the latter to provide human resources, telephone and documentation services for the staff based in Piraeus.

(d)	Chartwell Management Inc. is an entity controlled by the Livanos family which provides travel services to GasLog's directors and officers.
(e)

GasLog entered into a consulting agreement for the services of an employee of Ceres Monaco S.A.M., an entity controlled by the Livanos family, for consultancy services in connection with the acquisition of GasLog's shareholding in Gastrade. GasLog agreed to pay a fixed fee for work carried out between May 1, 2016 and December 31, 2017 in the sum of $100 and an ongoing consultancy arrangement fee of $12 per month for a minimum of 12 days per month, terminable upon notice by GasLog. For the year ended December 31, 2016, the amount of $100 was included in the line "Other non-current assets".

(f)

A.S. Papadimitriou and Partners Law Firm, an entity controlled by one of our directors, provided legal services in relation to the legal due diligence process of our investment in Gastrade. In addition to the $4 recognized in profit or loss (December 31, 2017: $15), no amount was capitalized under "Investment in associates" (December 31, 2017: $24).

(g)

GasLog's pool results were adjusted by a net gain of $17,818 (2017: net gain of $7,254) to include the net allocation from the pool in accordance with the profit sharing terms specified in the Pool Agreement.

(h)	Ceres Shipping Ltd., an entity controlled by the Livanos family, requested reimbursement of travel expenses provided during the year.

Compensation of key management personnel

        The remuneration of directors and key management was as follows:

	For the year ended December 31,
	2016	2017	2018
Remuneration	6,117	7,603	7,011
Short-term benefits	73	106	136
Expense recognized in respect of share-based compensation	1,454	1,821	1,992

Total	7,644	9,530	9,139